Derivative financial liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative financial liability
Nominal amount	¥ 3,282,823	¥ 1,957,470
Fair value	190,971	165,880
Foreign exchange swaps
Derivative financial liability
Nominal amount	2,186,865	1,957,470
Fair value	152,005	¥ 165,880
Currency forwards
Derivative financial liability
Nominal amount	1,095,958
Fair value	¥ 38,966